UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10637

Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.4% (4.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 1,100	5.875%, 6/01/30	6/17 at 100.00	BBB	$ 891,033
1,670	5.875%, 6/01/47	6/17 at 100.00	BBB	1,201,816
20	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	19,632
	Series 2002, 5.375%, 5/15/33
2,790	Total Consumer Staples			2,112,481
	Education and Civic Organizations – 6.1% (4.2% of Total Investments)
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	352,359
	2006, 5.000%, 7/01/41
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A3	1,175,749
	2002, 5.750%, 5/01/16
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	479,085
	2005, 5.000%, 12/01/24
1,975	Total Education and Civic Organizations			2,007,193
	Health Care – 23.4% (16.1% of Total Investments)
695	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	691,414
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/19 at 100.00	Aa2	618,420
	Improvement Series 2009, 5.250%, 11/01/40
250	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	252,730
	2005, 5.000%, 11/01/40
300	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA–	303,624
	Partners, Refunding Series 2002, 5.375%, 10/01/30
500	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/10 at 100.50	N/R	503,375
	5.375%, 11/15/29 – AMBAC Insured
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	165,368
	Inc., Series 2006, 5.250%, 5/15/21
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	512,680
	5.000%, 5/01/30
105	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	110,792
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
600	5.000%, 1/01/25	1/18 at 100.00	Aa2	635,304
100	5.250%, 1/01/33	1/18 at 100.00	Aa2	104,251
200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AAA	200,472
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	2,140,379
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
675	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	808,623
	Obligated Group, Tender Option Bond Trust 3551, 19.487%, 1/01/39 (IF)
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	339,898
	Obligated Group, Series 2000B, 6.375%, 11/15/30
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	242,350
	5.250%, 11/15/36
110	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	113,051
	5.750%, 12/01/35
7,380	Total Health Care			7,742,731
	Housing/Multifamily – 3.4% (2.4% of Total Investments)
200	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	207,412
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
180	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	180,398
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
750	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	738,945
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
1,130	Total Housing/Multifamily			1,126,755
	Housing/Single Family – 3.2% (2.2% of Total Investments)
110	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	114,923
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
385	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	407,249
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,479
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16
500	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	501,335
	9/01/31 (Alternative Minimum Tax)
1,040	Total Housing/Single Family			1,068,986
	Industrials – 7.0% (4.8% of Total Investments)
555	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/12 at 102.00	N/R	543,384
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
480	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	489,667
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,146,850
	Series 1992, 6.450%, 12/15/21
400	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	141,040
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
2,435	Total Industrials			2,320,941
	Tax Obligation/General – 34.6% (23.9% of Total Investments)
1,815	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	825,063
	0.000%, 12/01/27 – AGM Insured
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	327,558
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,097,250
250	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	265,833
1,275	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	1,318,376
	AGM Insured
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	1,029,770
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa2	1,075,080
	5.000%, 12/01/22 – NPFG Insured
210	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	226,611
	5.000%, 12/01/25 – FGIC Insured
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	A3	1,276,668
235	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	244,078
	(WI/DD, Settling 6/10/10)
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	528,805
	2006, 5.000%, 12/01/25 – AGM Insured
100	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	106,531
	Series 2007, 5.000%, 12/01/31
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	52,124
	5.250%, 12/01/36
150	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	156,596
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B,	9/11 at 100.00	AA+	1,058,430
	5.000%, 9/15/20
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AAA	1,232,209
500	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	524,775
	5.250%, 12/01/36 – AGC Insured
100	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	105,192
	School Improvment Series 2009, 5.125%, 12/01/37
11,885	Total Tax Obligation/General			11,450,949
	Tax Obligation/Limited – 13.8% (9.5% of Total Investments)
75	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	75,735
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A1	1,026,800
	AMBAC Insured
1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series	5/13 at 100.00	A1	1,012,160
	2003, 5.000%, 11/01/30
1,250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/12 at 100.00	AAA	1,361,400
	Series 2002A, 5.500%, 4/01/18 – AGM Insured
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	213,696
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	461,360
	2009A, 0.000%, 8/01/34
1,835	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	395,479
	2010A, 0.000%, 8/01/35
7,360	Total Tax Obligation/Limited			4,546,630
	Transportation – 5.6% (3.8% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	1,835,277
	U.S. Guaranteed – 32.9% (22.7% of Total Investments) (4)
725	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 101.00	Aa2 (4)	821,534
	5.750%, 12/01/21 (Pre-refunded 12/01/12) – FGIC Insured
1,300	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%,	12/11 at 100.00	Aa1 (4)	1,394,848
	12/01/28 (Pre-refunded 12/01/11)
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa1 (4)	1,114,050
500	Miami East Local School District, Miami County, Ohio, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	544,910
	5.125%, 12/01/29 (Pre-refunded 6/01/12) – AGM Insured
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.500%,	9/11 at 100.00	Aa2 (4)	1,059,640
	9/01/12 (Pre-refunded 9/01/11)
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University,	10/12 at 100.00	N/R (4)	2,222,799
	Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)
230	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	245,454
	5.000%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (4)	1,150,830
	Bonds, Series 2004A, 5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured
1,535	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	Aa2 (4)	1,643,170
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.250%, 12/01/20
	(Pre-refunded 12/01/11) – FGIC Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	689,572
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
9,955	Total U.S. Guaranteed			10,886,807
	Utilities – 7.7% (5.3% of Total Investments)
500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	516,605
	Series 2008A, 5.250%, 2/15/43
1,500	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	1,558,274
	Series 2002, 5.250%, 2/15/17 – NPFG Insured
1,595	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A	470,924
	NPFG Insured
3,595	Total Utilities			2,545,803
	Water and Sewer – 1.1% (0.7% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	132,690
	AMBAC Insured
160	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	173,898
	Series 2008, 5.000%, 6/01/28 – AGM Insured
40	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	42,164
	5.000%, 12/01/21 – AGM Insured
330	Total Water and Sewer			348,752
$ 51,425	Total Investments (cost $45,754,648) – 145.2%			47,993,305
	Other Assets Less Liabilities – 1.7%			567,810
	Auction Rate Preferred Shares, at Liquidation Value – (46.9)% (6)			(15,500,000)
	Net Assets Applicable to Common Shares – 100%			$ 33,061,115

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$47,852,265	$141,040	$ 47,993,305

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	141,040
Balance at the end of period	$141,040

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $45,721,791.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$2,984,107
Depreciation	(712,593)
Net unrealized appreciation (depreciation) of investments	$2,271,514

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure puposes, investment categorized as Level 3.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.3%
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010